1933 Act No. 333-36019
                                                       1940 Act No. 811-08365

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 27                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 28                                                       [X]


                       EVERGREEN SELECT FIXED INCOME TRUST
                 (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on [date] pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                       EVERGREEN SELECT FIXED INCOME TRUST

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 27 TO
                         REGISTRATION STATEMENT ON FORM N-1A

    This Post-Effective Amendment No. 27 to Registrant's Registration Statement No.333-36019/811-08365 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                  Facing Sheet

                                     PART A
                                     ------

                      INTERMEDIATE AND LONG TERM BOND FUNDS

      Prospectus for Classes A, B, C and I for Evergreen Core Bond Fund and
         Class I shares of Evergreen Fixed Income Fund II and Evergreen
         Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 25 to Registration Statement 333-36019/811-03865 filed on August 25, 2003 is incorporated by reference.

              Prospectus for Class IS for Evergreen Core Bond Fund,
   Evergreen Fixed Income Fund II, and Evergreen Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 25 to Registration Statement 333-36019/811-03865
             filed on August 25, 2003 is incorporated by reference.

      Prospectus for Class R for Evergreen Core Bond Fund, as supplemented from time, contained in Post-Effective Amendment
           No. 24 to Registrant Statement 333-36019/811-03865 filed on
                  August 8, 2003 is incorporated by reference.

                         NATIONAL MUNICIPAL BOND FUNDS

 Prospectus for Classes A, B, C and I for Evergreen Intermediate Municipal Bond
      Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 26 to Registration Statement 333-36019/811-08365 filed on September 29, 2003 is incorporated by reference.

   Prospectus for Class IS for Evergreen Intermediate Municipal Bond Fund, as
           supplemented from time to time, contained in Post-Effective Amendment No. 26 to Registration Statement 333-36019/811-08365 filed on
                September 29, 2003 is incorporated by reference.

                         GLOBAL AND INTERNATIONAL FUNDS

 Prospectus for Classes A, B and C shares of Evergreen International Bond Fund, as supplemented from time to time, is contained herein.

    Prospectuses for Classes I and IS shares of Evergreen International Bond
      Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 21 to Registration Statement 333-36019/811-08365 filed on
                February 6, 2003 are incorporated by reference.

                     SHORT AND INTERMEDIATE TERM BOND FUNDS

    Prospectus for Classes A, B, C and I for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund,
as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365 filed on October 25, 2002 is incorporated by reference.

  Prospectus for Class IS for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365 filed on October 25, 2002 is incorporated by reference.

                                     PART B
                                     ------

                     INTERMEDIATE AND LONG TERM BOND FUNDS

   Statement of Additional Information for Evergreen Core Bond Fund, Evergreen
       Fixed Income Fund II and Evergreen Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 25 to Registration Statement 333-36019/811-08365 filed on August 25, 2003 is incorporated by reference.

         Draft Supplement to the Statement of Additional Information for
                     Evergreen Core Bond Fund, contained in
              Post-Effective Amendment 24 to Registration Statement
           333-36019/811-08365 filed on August 8, 2003 is incorporated by reference.

                          NATIONAL MUNICIPAL BOND FUNDS

         Statement of Additional Information for Evergreen Intermediate Municipal Bond Fund, as supplemented from time to time, contained in
 Post-Effective Amendment No. 26 to Registration Statement 333-36019/811-08365 filed on September 29, 2003 is incorporated by reference.

                         GLOBAL AND INTERNATIONAL FUNDS

    Statement of Additional Information for Evergreen International Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment
No. 21 to Registration Statement 333-36019/811-08365 filed on February 26, 2003 is incorporated by reference.

                     SHORT AND INTERMEDIATE TERM BOND FUNDS

     Statement of Additional Information for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund,
         as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365
            filed on October 25, 2002 is incorporated by reference.

                                     PART C
                                     ------

                                    Exhibits
                                 Indemnification
              Business and Other Connections of Investment Advisors
                              Principal Underwriter
                        Location of Accounts and Records
                                  Undertakings
                                   Signatures

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART A

                                   PROSPECTUS

                                                     Prospectus, October 1, 2003
Evergreen Global and International Bond Funds

Evergreen International Bond Fund

Class A
Class B
Class C

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks...................................1
Evergreen International Bond Fund........................2

GENERAL INFORMATION:

The Fund's Investment Advisor............................4
The Fund's Sub-Advisor...................................4
The Fund's Portfolio Managers............................4
Calculating the Share Price..............................4
How to Choose an Evergreen Fund..........................4
How to Choose the Share Class That Best Suits You........4
How to Buy Shares........................................7
How to Redeem Shares.....................................8
Other Services...........................................9
The Tax Consequences of Investing in the Fund............9
Fees and Expenses of the Fund............................10
Other Fund Practices.....................................12
Index Descriptions.......................................13

In general, the Fund seeks capital growth and current income. The Fund emphasizes investments in investment grade debt securities of foreign issuers.

Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             Overview of Fund Risks

International Bond Fund

typically relies on a combination of the following strategies:

o primarily investing its assets in debt securities of issuers located in foreign countries, including obligations of foreign or government entities, corporations or supranational agencies (such as the World Bank) denominated in various currencies; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:
o    seek capital growth and current income; and
o are more aggressive and are interested in investment opportunities found in the more volatile climate of international markets.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds Please remember that an investment in a mutual fund is:

o    not guaranteed to achieve its investment goal;
o    not a deposit with a bank;
o    not insured,  endorsed or guaranteed by the FDIC or any government  agency;
     and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause a Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more a Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of a Fund's investments deteriorates or is perceived to deteriorate, the principal value of those investments could drop and the value of the Fund's shares could drop.

Foreign Investment Risk
Since the Fund invests in non-U.S. securities, it is exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of, dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Below Investment Grade Bond Risk
Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

International Bond Fund

FUND FACTS:

Goals:
o  Capital Growth
o  Current Income

Principal Investment:
o  Investment Grade Debt Obligations of Foreign Issuers

Classes of Shares Offered in this Prospectus:
o  Class A
o  Class B
o  Class C

Investment Advisor:
o  Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
o  First International Advisors, LLC

Portfolio Manager:
o  By Team

Dividend Payment Schedule:
o  Quarterly

INVESTMENT GOAL
The Fund seeks capital growth and current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in debt securities including obligations of foreign or government entities, corporations or supranational agencies (such as the World Bank) denominated in various currencies. Up to 35% of the debt securities in which the Fund invests may be below investment grade. The Fund will invest in at least three countries or supranational agencies. No more than 5% of the Fund's assets will be invested in debt obligations or similar securities denominated in the currencies of developing countries. The Fund may also enter into foreign currency exchange contracts to, for example, gain exposure to foreign markets in which the Fund's portfolio is underweighted. The Fund typically uses currency hedging for risk control. The Fund makes its country selection and currency decisions based on its own fundamental research and advanced analytical systems. The Fund currently expects to maintain a dollar-weighted average maturity of 5 to 14 years, and a duration of 3 1/2 to 10 years. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted-average of the periods until each payment is made, with weights proportional to the present value of the payment.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o Interest Rate Risk
o Credit Risk
o Foreign Investment Risk
o Below Investment Grade Bond Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each full calendar year since the Class I shares' inception on 12/15/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

  1993        1994        1995           1996        1997         1998         1999        2000         2001        2002
              - 9.81      + 17.68        + 5.61      + 3.72       + 8.97       - 1.89      + 2.19       + 1.04      23.61
Best Quarter:       2nd Quarter 2002           + 11.79 %1
Worst Quarter:      1st Quarter 1994            - 5.96 %1

Year-to-date total return as of 6/30/2003 is +13.81%. 1

The next table lists the Fund's average annual total return for Class I shares over the past one and five years and since inception. The after-tax returns shown are for Class I, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the J.P. Morgan Global Government Index excluding U.S. (JPMGXUS). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1
                                                                              Performance
                  Inception Date                                                Since
                   of Class               1 year      5 year     10 year      12/15/1993
Class I           12/15/1993              23.61 %      6.41 %      N/A         5.31 %
Class I           12/15/1993              21.29 %      4.25 %      N/A         3.10 %
(after taxes on distributions) 2
Class I           12/15/1993              14.37 %      4.01 %      N/A         3.10 %
(after taxes on distributions and sale of Fund shares) 2
JPMGXUS                                   22.10 %      4.96 %      N/A         5.78 %

1. Since Classes A, B and C have no previous operating history, the performance shown is for Class I, the original class offered. Class I is not offered in this prospectus. Historical performance shown for Class I prior to 8/31/1998 is based on the performance of the Class Y shares of the Fund's predecessor fund, CoreFund Global Bond Fund. The performance of each class would differ to the extent that the classes do not have the same 12b-1 fees or sales charges. The historical returns shown above do not include the effects of 12b-1 fees or applicable sales charges, as Class I and Y do not have a sales charge or pay a 12b-1 fee. The 12b-1 fees are 0.30% for Class A and 1.00% for Classes B and C. The maximum front-end sales charge is 4.75% for Class A and 1.00% for Class C. The maximum deferred sales charge is 5.00% for Class B and 1.00% for Class C. If Classes A, B and C had been in existence for the periods presented above, their returns would have been different.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 10/31/2003.

Shareholder Fees (fees paid directly from your investment)

Shareholder
Transaction Expenses         Class A      Class B         Class C

Maximum sales charge         4.75%3       None            1.00%
imposed on purchases
(as a % of offering price)

Maximum deferred sales       None3        5.00%           1.00%
charge (as a % of either
the redemption amount or
initial investment,
whichever is lower)

Redemption Fee (as a % of    1.00%        1.00%           1.00%
total redemption amount)4

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

4. Redemption fee may apply to assets redeemed or exchanged within 90 days of the date of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                             Class A             Class B             Class C
  Management Fees            0.52 %              0.52 %              0.52 %
  12b-1 Fees                 0.30 %              1.00 %              1.00 %
  Other Expenses             0.37 %              0.37 %              0.37 %

Total Fund Operating Expenses 1.19 % 1.89 % 1.89 % The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

                 Assuming Redemption At End of Period   Assuming No Redemption
                 ------------------------------------   ----------------------
After:            Class A      Class B       Class C    Class B     Class C
1 year            $ 591        $ 692         $ 390      $ 192       $ 290
3 years           $ 835        $ 894         $ 688      $ 594       $ 688
5 years           $ 1,098      $ 1,221       $ 1,111    $ 1,021     $ 1,111
10 years          $ 1,850      $ 2,029       $ 2,289    $ 2,029     $ 2,289

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 10/31/2002, the annualized aggregate advisory fee paid to EIMC by the Fund was 0.52% of the Fund's average daily net assets.

THE FUND'S SUB-ADVISOR

First International Advisers, LLC (First International) is the investment sub-advisor to the Fund. First International manages approximately $76.8 million in assets for one of the Evergreen funds as of 12/31/2002. First International is located at Centurion House, 24 Monument Street, London EC3R 8AQ.

For the fiscal year ended 10/31/2002, the fee paid to First International by EIMC as a percentage of the Fund's average daily net assets was 0.52%.

THE FUND'S PORTFOLIO MANAGERS

International Bond Fund
The Fund is managed by a team of fixed income portfolio management professionals from EIMC's Customized Fixed Income team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE
The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange (NYSE) is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Fund invests in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the NYSE. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers five different share classes. Only Class A, Class B and Class C are offered in this prospectus. Each class has its own sales charge. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A
If you select Class A shares, you may pay a front-end sales charge of up to 4.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

  Your Investment                 Sales Charge      Sales Charge       Dealer
                                as a % of         as a % of          Commission
                                Offering Price    Your Net           as a % of
                                                                   Investment Offering Price
  Up to $49,999                   4.75 %            4.99 %             4.25 %
  $50,000-$99,999                 4.50 %            4.71 %             4.25 %
  $100,000-$249,999               3.75 %            3.90 %             3.25 %
  $250,000-$499,999               2.50 %            2.56 %             2.00 %
  $500,000-$999,999               2.00 %            2.04 %             1.75 %
  $1,000,000-$2,999,999           0.00 %            0.00 %             1.00% of the first $2,999,999, plus,
  $3,000,000-$4,999,999           0.00 %            0.00 %             0.50% of the next $2,000,000, plus
  $5,000,000 or greater           0.00 %            0.00 %             0.25% of amounts equal to or over $5,000,000

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase. The front-end sales charge may be waived under certain circumstances and the maximum deferred sales charge and dealer allowance may be reduced for certain investors.

Class A shares are offered at NAV to corporate or certain other qualified retirement plans, or non-qualified deferred compensation plans of Title I ERISA tax-sheltered annuities or TSA plans sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase.

Three ways you can reduce your Class A sales charges:

1. Rights of Accumulation. You may add the value of all of your existing Evergreen funds investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.
2. Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.
3. Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Contact your investment professional or a service representative at Evergreen Service Company, LLC at 1.800.343.2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

The Fund may also sell Class A shares at NAV without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of Wachovia, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

  Time Held                                        Maximum Deferred Sales Charge
  Month of Purchase + First 12 Month Period            5.00 %
  Month of Purchase + Second 12 Month Period           4.00 %
  Month of Purchase + Third 12 Month Period            3.00 %
  Month of Purchase + Fourth 12 Month Period           3.00 %
  Month of Purchase + Fifth 12 Month Period            2.00 %
  Month of Purchase + Sixth 12 Month Period            1.00 %
  Thereafter                                           0.00 %
  After 8 years                                        Converts to Class A
  Dealer Allowance                                     4.00 %

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C
If you select Class C shares, you may pay a front-end sales charge of 1.00%, which is deducted from your investment before it is invested. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Your shares are subject to 12b-1 fees. These shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

  Time Held                                        Maximum Deferred Sales Charge
  Month of Purchase + First 12 Month Period        1.00 %
  Thereafter                                       0.00 %
  Dealer Allowance                                 2.00 %

The front-end sales charge may be waived under certain circumstances and the maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below. In addition, please see "Purchase and Redemption of Shares" in the SAI.


Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

o When the shares were purchased through reinvestment of dividends/capital gains
o    Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
o    Systematic withdrawals of up to 1.00% of the account balance per month
o    Loan proceeds and financial hardship distributions from a retirement plan
o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Calculating the Deferred Sales Charge
If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Promotional Incentives on Dealer Commissions
EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please see "Distribution Expenses Under Rule 12b-1" in the SAI for more information regarding promotional incentives.

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen funds service representative.

                                   Minimum
                                   Initial
                                 Purchase of        Minimum
                                Class A, B          Additional
                                 and C Shares       Purchases
  Regular Accounts                 $ 1,000            None
  IRAs                             $ 250              None
  Systematic Investment Plan       $ 50              $ 25/monthly 1

1. Former Class Y shareholders may invest at the Class A, B and C share amounts.

Method               Opening an Account                             Adding to an Account
By Mail or
through an           o        Complete and sign the account         o        Make your check payable to Evergreen funds.
Investment                    application. Applications may be
Professional                  downloaded off our website at         o        Write a note specifying:
                              EvergreenInvestments.com.
                                                                    |X|      the Fund name
                     o        Make the check payable to Evergreen
                              funds. Cash, credit cards, third |X| share class
                              party checks, credit card checks or money orders
                              will not be accepted. |X| your account number

                     o        Mail the application and your check |X| the
                              name(s) in which the account is registered to the
                              address below:
                                                                    o        Mail to the address to the left or deliver to
                                                                             your investment professional (provided he or
                              Postal Service Address:                        she has a broker-dealer arrangement with EDI).


                              Evergreen Investments
                              P.O. Box 8400
                              Boston, MA 02266-8400


                              Overnight Address:


                              Evergreen Investments
                              66 Brooks Drive, Suite 8400
                              Braintree, MA 02184-3800

                     o        Or deliver them to your investment professional
                              (provided he or she has a broker-dealer
                              arrangement with EDI).
  By Phone
                     o        Call 1.800.343.2898 to set up an      o        Call the Evergreen Express Line at
                              account number and get wiring                  1.800.346.3858 24 hours a day or to speak with
                              instructions.                                  an Evergreen funds service representative call
                                                                             1.800.343.2898 between 8 a.m. and 6 p.m.
                     o        Instruct your bank to wire or                  Eastern time, on any business day.
                              transfer your purchase (they may
                              charge a wiring fee).                 o        If your bank account is set up on file, you can
                                                                             request either:
                     o        Complete the account application and
                              mail to:                              |X|      Federal Funds Wire (offers immediate access to
                                                                                      funds) or

                              Postal Service Address:               |X|      Electronic transfer through the Automated
                                                                                      Clearing House which avoids wiring
                                                                                      fees.
                              Evergreen Investments
                              P.O. Box 8400
                              Boston, MA 02266-8400


                              Overnight Address:


                              Evergreen Investments
                              66 Brooks Drive, Suite 8400
                              Braintree, MA 02184-3800

                     o        Trades accepted after 4 p.m. Eastern
                              time on market trading days will
                              receive the next market trading
                              day's closing price. 2
  By Exchange
                     o        You can make an additional investment by exchange
                              from an existing Evergreen funds account by
                              contacting your investment professional or an
                              Evergreen funds service representative, by calling
                              the Evergreen Express Line at 1.800.346.3858 or by
                              visiting our website at EvergreenInvestments.com.
                              3

                     o You can only exchange shares from your account within the same class and under the same registration.

                     o There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family. 4

                     o Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m.
                              Eastern time will be processed at the next market trading day's closing price. 2

                     o Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.

                     o        Exchanges between accounts which do not have
                              identical ownership must be made in writing with a
                              signature guarantee (See "Exceptions: Redemption
                              Requests That Require A Signature Guarantee" on
                              the next page).
Systematic
Investment Plan      o        You can transfer money automatically  o        To establish automatic investing for an
(SIP) 5                       from your bank account into your               existing account, call 1.800.343.2898 for an
                              Fund account on a monthly or                   application.
                              quarterly basis.
                                                                    o        The minimum is $25 per month or $75 per
                     o        Initial investment minimum is $50 if           quarter.
                              you invest at least $25 per month
                              with this service.                    o        You can also establish an investing program
                                                                             through direct deposit from your paycheck. Call
                     o        To enroll, check off the box on the            1.800.343.2898 for details.
                              account application and provide:

                     |X|      your bank account information

                     |X|      the amount and date of your monthly
                              or quarterly investment

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

3. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

4. This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

5. Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds. The Evergreen funds may charge shareholders a fee of 1.00% on assets redeemed or exchanged within 90 days of the date of purchase. The redemption fee is paid directly to the fund to offset brokerage commissions, market impact and other costs associated with short-term trading.

  Methods                 Requirements
  Call Us
                        o        Call the Evergreen Express Line at
                                 1.800.346.3858 24 hours a day or to speak with an Evergreen funds service representative call
                                 1.800.343.2898 between 8 a.m. and 6 p.m.
                                 Eastern time, on any business day.

                        o This service must be authorized ahead of time, and is
                          only available for regular accounts.
                                 1

                        o        All authorized requests made before 4 p.m.
                                 Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2

                        o        We can either:

                        |X| wire the proceeds into your bank account (service charges may apply)

                        |X| electronically transmit the proceeds into your bank account via the Automated Clearing
                                 House service

                        |X|      mail you a check.

                        o All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.

                        o See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.
  Write Us
                        o        You can mail a redemption request to:


                                 Postal Service Address:


                                 Evergreen Investments
                                 P.O. Box 8400
                                 Boston, MA 02266-8400


                                 Overnight Address:


                                 Evergreen Investments
                                 66 Brooks Drive, Suite 8400
                                 Braintree, MA 02184-3800

                        o        Your letter of instructions must:

                        |X|      list the Fund name and the account number

                        |X| indicate the number of shares or dollar value you wish to redeem

                        |X|      be signed by the registered owner(s)

                        o See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

                        o        To redeem from an IRA or other retirement
                                 account, call 1.800.343.2898 for special
                                 instructions.
  Redeem Your Shares
in Person               o        You may also redeem your shares by contacting
                                 your investment professional or an Evergreen funds service representative.

                        o        A fee may be charged for this service.
  Systematic
Withdrawal                       Plan (SWP) o You can transfer money
                                 automatically from your Fund account on a monthly or quarterly basis - without redemption fees.

                        o The withdrawal can be mailed to you, or deposited
                          directly into your bank account.

                        o        The minimum is $75 per month.

                        o The maximum is 1.00% of your account per month or 3.00% per quarter.

                        o       To enroll, call 1.800.343.2898 for instructions.

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

The following circumstances require signature guarantees:
o    You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

Reinstatement Privileges
Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:

o    On Fund distributions (dividends and capital gains).
o    On any  profit  you make  when you  sell  any or all of your  shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a quarterly dividend from the dividends, interest and other income on the securities in which it invests. The Fund generally earns most of its income from interest on fixed income securities which when paid out to shareholders as dividends will not qualify for the 15% rate of tax.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5, 2003, the maximum rate drops to 15%.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans
You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUND
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Recoupment of Previously  Waived  Expenses
From time to time the Fund's Advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the Advisor for a period of up to three fiscal years following the year in which the waiver occurred. For more complete information regarding the current status of any possible recoupment for previously waived fees, including the amount, please see your Fund's latest Annual or Semi-Annual Report.

OTHER FUND PRACTICES

Although not a principal investment strategy, the Fund may invest up to 20% of its assets in investment grade fixed income securities or obligations of U.S. government entities or U.S. corporations. Investments in investment grade fixed income securities may subject the Fund, and therefore the value of the Fund's shares, to Interest Rate Risk and Credit Risk. For a discussion of these risks, see "Overview of Fund Risks" on page 1.

Although not a principal investment strategy, the Fund may invest up to 20% of its assets in foreign mortgage- and asset-backed securities and/or foreign bank obligations. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

The Fund invests in foreign securities, which may include foreign currency transactions. As a result, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly. If a Fund is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

The Fund may invest in a variety of derivative instruments, including futures and options. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. The Fund may also engage in strategies that make use of interest rate swaps and other interest rate transactions. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge the Fund's portfolio to protect against market decline, to maintain the Fund's exposure to its market, to manage cash or to attempt to increase income.
Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

INDEX DESCRIPTIONS

====================================================================================================================================
Index                           Description                                      Funds
====================================================================================================================================
J.P. Morgan Global Government   JPMGXUS is a widely used benchmark for measuring         o International Bond Fund
Index excluding U.S. (JPMGXUS)  performance and quantifying risk across international bond markets.  The index measures
                                the total, principal, and interest returns in
                                each market.


====================================================================================================================================

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to
  check your account
  order a statement
  get a Fund's current price, yield and total return buy, redeem or exchange Fund shares


Shareholder Services
Call 1.800.343.2898
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to buy, redeem or exchange Fund shares order applications get assistance with your account


Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time


Write us a letter

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400
  to buy, redeem or exchange Fund shares
  to change the registration on your account for general correspondence


For express, registered or certified mail

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive

Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About Evergreen International Bond Fund, Ask for:

o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.


                                                         567375 (10/03)
                                                         SEC File No.: 811-08365
[EVERGREEN INVESTMENTS LOGO]

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION


     Statement of Additional Information for Evergreen International Bond Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 21 to Registration Statement No. 333-36019/811-08365 filed on February 26, 2003 is incorporated by reference.

                          EVERGREEN SELECT FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Item      Exhibits
Number    Description                                            Location
-------   -----------                                            -----------

(a)       Declaration of Trust                                   Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 23
                                                                 filed on July 14, 2003


(b)       By-laws (Amended & Restated)                           Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 12 filed on January 26, 2001

(c)       Provisions of instruments defining the rights          Included as part of Exhibit a
          of holders of the securities being registered          and b above
          are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory and Management Agreement           Incorporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Post-Effective Amendment
          Management Company, LLC                                No. 24 filed on August 8, 2003

(d)(2)    Sub-Advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Registrant's Post-Effective Amendment
          Tattersall Advisory Group, Inc.                        No. 16 filed on February 28, 2002

(d)(3)    Sub-Advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Registrant's Post-Effective Amendment
          First International Advisors, Inc.                     No. 24 filed on August 8, 2003

(d)(4)    Letter Amendment to Sub-Advisory Agreement             Incorporated by reference to
          between the Registrant and First International         Registrant's Post-Effective Amendment
          Advisors, Inc. (Evergreen International Bond Fund)     No. 25 filed on August 25, 2003

(e)(1)    Principal Underwriting Agreement for                   Incorporated by reference to Registrant's
          Institutional Class between the Registrant             Post Effective Amendment No. 3
          and Evergreen Distributor, Inc.                        Filed on June 30, 1998

(e)(2)    Principal Underwriting for Institutional Service       Incorporated by referenced to Registrant's
          Class between the Registrant and Evergreen             Post-Effective No. 3
          Distributor, Inc.                                      Filed on June 30, 1998

(e)(3)    Form of Principal Underwriting Agreement for Class A   Contained herein
          and Class C Shares between the Registrant
          and Evergreen Distributor, Inc.

(e)(4)    Principal Underwriting Agreement for Class B           Contained herein
          Shares between the Registrant
          and Evergreen Distributor, Inc.


(e)(5)    Form of Principal Underwriting Agreement for           Incorporated by reference to Registrant's
          Class R Shares between the Registrant                  Post-Effective Amendment No. 24
          and Evergreen Distributor, Inc.                        Filed on August 8, 2003

(e)(6)    Dealer Agreement used by Evergreen                     Incorporated by reference to
          Distributor, Inc.                                      Registrant's Post-Effective Amendment
                                                                 No. 16 filed on February 28, 2002

(e)(7)    Form of Class R Marketing Service Agreement            Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 24 filed on August 8, 2003

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 12 filed on January 26, 2001

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment
                                                                 No. 16 filed on  February 28, 2002

(g)(1)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank and           Registrant's Post-Effective Amendment
          Trust Company                                          No. 21 filed on February 26, 2003


(h)(1)    Administrative Services Agreement between              Incorporated by reference to
          the Registrant and Evergreen Investment                Registrant's Post-Effective Amendment
          Services, Inc.                                         No. 24 filed on August 8, 2003

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment
                                                                 No. 14 filed on January 28, 2002

(h)(3)    Tax Administration Agreement                           Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 23 filed on July 14, 2003

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 1 filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's  Post-Effective Amendment
                                                                 No. 8 filed on August 17, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to
          Short and Intermediate Term Bond Funds                 Registrant's Post-Effective Amendment
                Evergreen Adjustable Rate Fund,                  No. 20 filed on October 25, 2002
                Evergreen Limited Duration Fund and
                Evergreen Short Intermediate Bond Fund

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          National Municipal Bond Funds                          Post-Effective Amendment No. 26
                Evergreen Intermediate Municipal Bond Fund       filed on September 29, 2003

j)(3)    Consent of KPMG LLP                                     Incorporated by reference to
          Intermediate and Long Term Bond Funds                  Registrant's Post-Effective Amendment
               Evergreen Core Bond Fund, Evergreen               No. 25 filed on August 25, 2003
               Fixed Income Fund II and Evergreen
               Select High Yield Bond Fund

(j)(4)    Consent of KPMG LLP                                    Incorporated by reference to
          Global and International Funds                         Registrant's Post-Effective Amendment
                Evergreen International Bond Fund                No. 21 filed on February 26, 2003

(k)       Not applicable

(l)       Not applicable

(m)(1)    Distribution Plan for the                              Incorporated by reference to
          Institutional Service Shares                           Registrant's Post-Effective Amendment No. 3
                                                                 Filed on June 30, 1998

(m)(2)    Distribution Plan for Class A Shares                   Contained herein

(m)(3)    Distribution Plan for Class B Shares                   Contained herein

(m)(4)    Distribution Plan for Class C Shares                   Contained herein

(m)(5)    Form of Distribution Plan for Class R Shares           Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 24
                                                                 Filed on August 8, 2003

(n)       Not applicable

(o)       Form of Multiple Class Plan                            Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 24
                                                                 Filed on August 8, 2003

(p)(1)    Code of Ethics                                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 16 filed on February 28, 2002

(p)(2)    Code of Ethics of First International Advisors, Inc.   Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 24 filed on August 8, 2003

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements and Sub-Advisory Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company, LLC, and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:


G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary & General
                                   Counsel, Wachovia Corporation; Secretary and Executive Vice President, Wachovia Bank,
                                   N.A.

Robert P. Kelly                    Senior Executive Vice President and
                                   Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, One Wachovia Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV
(File No.  801-8327)  of  Evergreen Investment Management Company, LLC.

     The information required by this item with respect to Tattersall Advisory Group, Inc. and is incorporated by reference to the Form ADV (File No.801-53633) of Tattersall Advisory Group, Inc.

     The information required by this item with respect to First International Advisors, Inc. and is incorporated by reference to the Form ADV
(File No. 801-51089) of First International Advisory Group, Inc.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

     Wachovia Bank, One Wachovia Center, 301 S. College Street,
     Charlotte, North Carolina 28288

     Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

     First International Advisors, Inc., Centurion House, 24 Monument Street, London EC3R 8AQ.

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of September, 2003.

                                         EVERGREEN SELECT FIXED INCOME TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of September, 2003.


/s/ Dennis H. Ferro               /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                         Secretary                         Treasurer
(Chief Investment Officer)                                          (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact

*Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                             INDEX TO EXHIBITS

Exhibit Number    Exhibit
--------------    -------
(e)(3)            Form of Principal Underwriting Agreement Class A & C shares

(e)(4)            Principal Underwriting Agreement Class B shares

(m)(2)            Distribution Plan Class A

(m)(3)            Distribution Plan Class B

(m)(4)            Distribution Plan Class C

EXHIBIT (e)(3) -- Form of Principal Underwriting Agreement Class A & C shares

                                    Form of
                        PRINCIPAL UNDERWRITING AGREEMENT
                       EVERGREEN SELECT FIXED INCOME TRUST
                              CLASS A AND C SHARES


         AGREEMENT made this 15th day of May, 2000 by and between Evergreen Select Fixed Income Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Class A and Class C shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive fees for sales of Class A and C Shares as set forth on Exhibit B attached hereto and made a part hereof.

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement in respect of Class C Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

                  a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

                  b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

                  a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

                  b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

                  This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made, and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.


                                          EVERGREEN SELECT FIXED INCOME TRUST


                                           By:  ________________________________
                                                  Name:
                                                  Title:


                                           EVERGREEN DISTRIBUTOR, INC.


                                           By:  ________________________________
                                                   Name:
                                                   Title:

                                    EXHIBIT A
                                                          As of October 1, 2003


         EVERGREEN SELECT FIXED INCOME TRUST
                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                         Evergreen Limited Duration Fund
                        Evergreen Short Intermediate Fund
                     (formerly Evergreen Fixed Income Fund)
                        Evergreen International Bond Fund

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                                      DATED

                                  MAY 15, 2000




                              Schedule of Payments

Class A Shares             Up to 0.25% annually of the average daily net asset
                           value of Class A shares of a Fund

                                    A sales charge, the difference between the current offering price of Shares, as set forth in the current prospectus for each Fund, and the net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares

Class C Shares             Up to 1.00% annually of the average daily net asset
                           value of Class C shares of a Fund, consisting of 12b-1 fees at the annual rate of 0.75% of the average daily net asset value of a Fund and service fees of 0.25% of the average daily net asset value of a Fund

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                                      DATED

                                 MARCH 20, 2003




                              Schedule of Payments

Class A Shares             Up to 0.30% annually of the average daily net asset
                           value of Class A shares of a Fund

                                    A sales charge, the difference between the current offering price of Shares, as set forth in the current prospectus for each Fund, and the net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares

Class C Shares             Up to 1.00% annually of the average daily net asset
                           value of Class C shares of a Fund, consisting of 12b-1 fees at the annual rate of 0.75% of the average daily net asset value of a Fund and service fees of 0.25% of the average daily net asset value of a Fund

EXHIBIT (e)(4) -- Principal Underwriting Agreement Class B shares

                              AMENDED AND RESTATED
                         CLASS B DISTRIBUTION AGREEMENT

         AGREEMENT, made as of the 20th day of September, 2002 by and between Evergreen Select Fixed Income Trust (the "Trust"), separately on behalf of each of the Funds as defined below, and Evergreen Distributor, Inc. ("Distributor").

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to Class B shares of its separate investment series (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which Plan authorizes the Trust on behalf of the Funds to enter into agreements regarding the distribution of Class B shares (the "Shares") of the separate investment series of the Trust (the "Funds") set forth on Exhibit A, as such Exhibit may be amended from time to time; and

         WHEREAS, the Trust has agreed that the Distributor, a Delaware corporation, shall act as the distributor of the Shares; and

         WHEREAS, the Distributor agrees to act as distributor of the Shares for the period of this Distribution Agreement (the "Agreement");

         NOW, THEREFORE, in consideration of the agreements hereinafter contained, it is agreed as follows:

1. SERVICES AS DISTRIBUTOR

1.1 The Distributor, as agent for the Trust, agrees to use appropriate efforts to promote each Fund and to solicit orders for the purchase of Shares and will undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The services to be performed hereunder by the Distributor are described in more detail in Section 7 hereof. The Distributor may obtain marketing support, including financing for commissions advanced to dealers, brokers or other persons responsible for orders for the Shares, pursuant to the terms of that certain Marketing Services Agreement dated as of January 1, 1998 among the Trust, the Distributor and Evergreen Investment Services, Inc. ("EIS") (which was formerly known as Evergreen Keystone Investment Services Company and prior to that was known as Keystone Investment Distributors Company), as marketing services agent (as amended and supplemented from time to time, the "Marketing Services Agreement"), and pursuant thereto may pay or cause to be paid to EIS all or any portion of the Distribution Fee, Service Fee, Distributor's Spread and CDSCs (each as defined below) to which the Distributor might otherwise be entitled.

1.2 In the event that the Trust establishes additional investment series with respect to which it desires to retain the Distributor to act as distributor for Class B shares hereunder, it shall promptly notify the Distributor in writing. If the Distributor is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its Class B shares shall become Shares hereunder. The Trust, on behalf of a Fund or Funds may terminate or amend this Agreement (subject to the provisions of Section 7 hereof) as to such Fund or Funds.

1.3 All activities by the Distributor and its agents and employees as the distributor of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

1.4 In selling the Shares, the Distributor shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Distributor, any selected dealer or any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

1.5 The Distributor shall adopt and follow procedures, as approved by the officers of the Trust, for the confirmation of sales to investors and selected dealers, the collection of amounts payable by investors and selected dealers on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. (the "NASD"), as such requirements may from time to time exist.

1.6 The Distributor will transmit any orders received by it for purchase or redemption of Shares to the transfer agent and custodian for the applicable Fund.

1.7 Whenever in their judgment such action is warranted by unusual market, economic or political conditions, or by abnormal circumstances of any kind, the Trust's officers may decline to accept any orders for or make any sales of Shares until such time as those officers deem it advisable to accept such orders and to make such sales.

1.8 The Distributor will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others. The Distributor shall offer and sell Shares only to such selected dealers as are members, in good standing, of the NASD or are exempt from registration as a broker-dealer under the 1934 Act.

1.9 The Distributor agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the operation of the multiple class distribution system under which Shares are offered.

2. DUTIES OF THE TRUST.

2.1 The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the qualification of Shares for sale in such states as the Trust and the Distributor may designate.

2.2 The Trust shall furnish from time to time for use in connection with the sale of Shares such information with respect to the Funds and the Shares as the Distributor may reasonably request and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Distributor: (a) unaudited semi-annual statements of each Fund's books and accounts, (b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and
(e) from time to time such additional information regarding each Fund's financial condition as the Distributor may reasonably request.

3. REPRESENTATIONS OF THE TRUST.

3.1 The Trust represents to the Distributor that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

4.       INDEMNIFICATION.

4.1 The Trust shall indemnify and hold harmless the Distributor, its officers and directors, and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act (the "Distributor Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Distributor Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Distributor, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Distributor Indemnitees to be deemed to protect the Distributor Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitee (or after the Distributor Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Distributor Indemnitee(s) defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s), defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Distributor Indemnitee(s) defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Distributor of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance or sale of any of the Shares.

4.2 The Distributor shall indemnify and hold harmless the Trust and each Fund and each of their directors and officers and each person, if any, who controls the Trust or any Fund within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust or Fund in writing by or on behalf of the Distributor for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or the annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the Distributor, the Distributor shall have the rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Distributor, by the provisions of paragraph 4.1.

5. OFFERING OF SHARES.

5.1 None of the Shares shall be offered by either the Distributor or the Trust under any of the provisions of this Agreement, and no orders for the purchase or sale of Shares hereunder shall be accepted by the Trust, if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current prospectus and statement of additional information as required by Section 10(b) (2) of the Securities Act, as amended, are not on file with the Commission; provided, however, that nothing contained in this paragraph 5.1 shall in any way restrict or have any application to or bearing upon the Trust's obligation to repurchase Shares from any shareholder in accordance with the provisions of the prospectus of each Fund or the Trust's prospectus or Declaration of Trust.

6. AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

6.1 The Trust agrees to advise the Distributor as soon as reasonably practical by a notice in writing delivered to the Distributor: (a) of any request or action taken by the Commission which is material to the Distributor's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Distributor's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

7. COMPENSATION OF DISTRIBUTOR

         7.1 (a) On all sales of Shares the Fund shall receive the current net asset value. The Trust in respect of each Fund shall pay to the Distributor or to its order a fee (the "Distribution Fee") in respect of the Shares of each such Fund at the rate of 0.75% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under Business Conduct Rule 2830 (d) (2) of the National Association of Securities Dealers, Inc. ("NASD") Business Conduct Rules (the "Business Conduct Rules") as applicable to such Distribution Fee on the date hereof, as compensation for services provided in connection with the offer and sale of Shares and shall also pay to the Distributor or to its order contingent deferred sales charges ("CDSCs") as set forth in the Fund's current Prospectus and Statement of Additional Information, and as required by this Agreement. The Fund shall also make payments to the Distributor or to its order consisting of shareholder service fees ("Service Fees") at the rate of 0.25% per annum of the average daily net asset value of the Shares. The Distributor may allow all or a part of said Distribution Fee and CDSCs received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Distributor may determine. The Distributor may also pay Service Fees received by it (and not paid to others as hereinafter provided) to brokers, dealers or other persons providing services to shareholders.

                  For the avoidance of doubt, the Distributor shall be entitled to receive the amount of CDSCs and Distribution Fees in respect of all Shares of each Fund issued during the term of this Distribution Agreement and any predecessor Distribution Agreement between the Trust or any of its predecessors and the Distributor or the Distributor's predecessor, EIS, including Shares issued in connection with one or more exchanges for Shares or shares of another Fund or fund.

                  (b) As promptly as possible after the first Business Day (as defined in the Prospectus) following the twentieth day of each month, the Trust shall pay to the Distributor or to its order the Distributor's Allocable Portion of the Distribution Fee, any CDSCs and any Service Fees that may be due in respect of each Fund.

                  (c) The Trust agrees to cause its transfer agent to maintain the records and arrange for the payments on behalf of the Trust in respect of each Fund at the times and in the amounts and to the accounts required by Schedule I hereto, as the same may be amended from time to time. It is acknowledged and agreed that by virtue of the operation of Schedule I hereto the Distribution Fee paid by the Trust to the Distributor in respect of Shares of each Fund, may, to the extent provided in Schedule I hereto, take into account the Distribution Fee payable by such Fund in respect of other existing and future classes and/or sub-classes of shares of such Fund which would be treated as "Shares" under Schedule I hereto. The Trust will limit amounts paid to any subsequent principal underwriters of Shares of a Fund to the portion of the Asset Based Sales Charge paid in respect of Shares attributable to such Shares the Date of Original Purchase of which occurred after the termination of this Distribution Agreement.

                  The Trust shall cause the transfer agent and sub-transfer agents for each Fund to withhold from redemption proceeds payable to holders of Shares of such Fund on redemption thereof the CDSCs payable upon redemption thereof as set forth in the then current Prospectus and/or Statement of Additional Information of such Fund and to pay to the Distributor or to its order such CDSCs paid in respect of Class B Shares of such Fund.

                  (d) The Distributor shall be considered to have completely earned the right to the payment of the Distribution Fee and the right to payment over to it or to its order of the CDSC in respect of Shares of a Fund as provided for hereby upon the completion of the sale of each Commission Share of such Fund (as defined in Schedule I hereto).

(e) Except as provided in Section 7(Fg) below in respect of the Distribution Fee only, the Trust's obligation to pay to the Distributor or to its order the Distribution Fee in respect of a Fund and to pay over to the Distributor or to its order CDSCs provided for hereby shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that nothing in this sentence shall be deemed a waiver by the Trust of its right separately to pursue any claims it may have against the Distributor with respect to a Fund and enforce such claims against any assets (other than the Distributor's right to the Distribution Fee and CDSCs (the "Collection Rights" )) of the Distributor.

(f) Notwithstanding anything in this Agreement to the contrary, the Trust in respect of each Fund shall pay to the Distributor or to its order the Distribution Fee provided for hereby notwithstanding its termination as Distributor for the Shares of such Fund or any termination of this Agreement and such payment of such Distribution Fee, and that obligation and the method of computing such payment, shall not be changed or terminated except to the extent required by any change in applicable law, including, without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules, in each case enacted or promulgated after January 1, 1998, or in connection with a Complete Termination (as hereinafter defined). For the purposes of this Section 7, "Complete Termination" means in respect of a Fund a termination of such Fund's Rule 12b-1 plan for Class B Shares involving the cessation of payments of the Distribution Fee, and the cessation of payments of the Distribution Fee pursuant to every other Rule 12b-1 plan of such Fund for every existing or future B-Class-of-Shares (as hereinafter defined) and the Fund's discontinuance of the offering of every existing or future B-Class-of-Shares, which conditions shall be deemed satisfied when they are first complied with hereafter and so long thereafter as they are complied with prior to the date upon which the Distributor shall have received all Distribution Fees and CDSCs, to which it is entitled pursuant to this Section 7. For purposes of this Section 7, the term B-Class-of-Shares means the Shares of each Fund and each other class of shares of such Fund hereafter issued which would be treated as Shares under Schedule I hereto or which has substantially similar economic characteristics to the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holders of the shares of such class. The parties agree that the existing C Class of shares of any Fund does not have substantially similar economic characteristics to the B-Class-of-Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares. For purposes of clarity the parties to the Agreement hereby state that they intend that a new installment load class of shares which is authorized by Rule 6c-10 under the 1940 Act will be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class B Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class C shares of the Fund taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares.

(g) The Distributor may assign, sell or otherwise transfer any part of the Distribution Fee and CDSCs and obligations of the Trust with respect to a Fund related thereto (but not the Distributor's obligations to the Trust with respect to such Fund provided for in this Agreement, except that the Distributor may obtain marketing support from EIS pursuant to the Marketing Services Agreement and may delegate or sub-contract certain functions to other broker-dealers so long as the Distributor remains employed by the Trust with respect to such Fund) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Distributor. In connection therewith the Trust shall pay all or any amounts in respect of the Distribution Fee and CDSCs directly to the Assignee thereof as directed in a writing by the Distributor with the consent of the Trust.



                  The Trust will not, to the extent it may otherwise be empowered to do so, change or waive any CDSC with respect to Class B Shares, except as provided in a Fund's Prospectus or Statement of Additional Information without the Distributor's or Assignee's consent, as applicable. Notwithstanding anything to the contrary in this Agreement or any termination of this Agreement or the Distributor as principal underwriter for the Shares of the Funds, the Distributor shall be entitled to be paid the CDSCs attributable to Shares the Date of Original Purchase of which occurred before the termination of this Distribution Agreement whether or not a Fund's Rule 12b-1 plan for B Shares is terminated and whether or not any such termination is a Complete Termination, as defined above.

(h) Under this Agreement, the Distributor shall: (i) make payments to securities dealers and others engaged in the sale of Shares; (ii) make payments of principal and interest in connection with the financing of commission payments made by the Distributor in connection with the sale of Shares; (iii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iv) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (v) prepare, print and distribute sales literature; (vi) prepare, print and distribute Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vii) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request.

(i) The Distributor shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the distribution expenditures incurred by the Distributor in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

(j) The Distributor may retain the difference between the current offering price of Shares, as set forth in the current Prospectus for each Fund, and net asset value ("Distributor's Spread"), less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares.

(k) The Distributor may retain any CDSCs payable with respect to the redemption of any Shares, provided however, that any CDSCs received by the Distributor shall first be applied by the Distributor or its Assignee to any outstanding amounts payable or which may in the future be payable by the Distributor or its Assignee under financing arrangements entered into in connection with the payment of commissions on the sale of Shares.

         8. CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

9.       TERM.

9.1 This Agreement shall continue until December 31, 2003 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and
(ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty, (a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment, which shall not include any assignment by the Distributor in accordance with Section 7 hereof. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

10.      MISCELLANEOUS.

10.1     This Agreement shall be governed by the laws of the State of New York.

10.2 The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.

EVERGREEN DISTRIBUTOR, INC.         EVERGREEN SELECT FIXED INCOME TRUST

By: /s/ Anthony J. Fischer          By: /s/ Catherine E. Foley
   -----------------------              --------------------------
Title: President                         Title: Assistant Secretary

                                                          As of October 1, 2003


                                    EXHIBIT A

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                         Evergreen Limited Duration Fund
                        Evergreen Short Intermediate Fund
                     (formerly Evergreen Fixed Income Fund)
                        Evergreen International Bond Fund

         EXHIBIT (m)(2) -- Distribution Plan Class A shares

                      DISTRIBUTION PLAN OF CLASS A SHARES
                       EVERGREEN SELECT FIXED INCOME TRUST

     SECTION 1. Evergreen Select Fixed Income Trust(the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class A shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

     SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.75% of the average daily net asset value of Class A shares ("Shares") of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by the Trust on behalf of any Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

     SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Fund or any other person related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

     SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in
Section 3.

     SECTION 5. Any person authorized to direct the disposition of monies paid or payable by the Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

     SECTION 6. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of such Fund's outstanding Shares.

     SECTION 7. Any agreement of the Fund related to this Plan shall be in writing and shall provide:

     (a) that such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

     (b) that such agreement shall terminate automatically in the event of its assignment.

     SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of each Fund's outstanding Shares, and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.


Effective Date: May 15, 2000

                                                          Date: October 1, 2003


                                    EXHIBIT A


                       EVERGREEN SELECT FIXED INCOME TRUST
                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                         Evergreen Limited Duration Fund
                        Evergreen Short Intermediate Fund
                     (formerly Evergreen Fixed Income Fund)
                        Evergreen International Bond Fund

 EXHIBIT (m)(3) -- Distribution Plan Class B shares

                       DISTRIBUTION PLAN OF CLASS B SHARES
                       EVERGREEN SELECT FIXED INCOME TRUST

         Section 1. Evergreen Select Fixed Income Trust (the "Trust"), individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this 12b-1 Distribution Plan (the "Plan") may act as the distributor of certain securities of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         Section 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of its Class B shares ("Shares") to finance any activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order: (i) to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, including, without limitation, (a) compensation to public relations consultants or other persons assisting in, or providing services in connection with, the distribution of Shares, (b) advertising, (c) printing and mailing of prospectuses and reports for distribution to persons other than existing shareholders, (d) preparation and distribution of advertising material and sales literature, (e) commission payments, and principal and interest expenses associated with the financing of commission payments, made by the Principal Underwriter in connection with the sale of Shares and (f) conducting public relations efforts such as seminars; (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a maintenance or other fee in respect of services provided to holders of Shares, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or such others for their efforts in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made on behalf of any Fund with respect to Class B Shares in excess of any limit imposed on asset based, front end and deferred sales charges under any rule or regulations adopted by the National Association of Securities Dealers, Inc. (the "NASD Rules"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASD Rules such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASD Rules, such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         Section 3. This Plan shall not take effect with respect to any Fund until it has been approved by votes of a majority of (a) the Trustees of the Trust, and (b) those Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Trust related hereto or any other person related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan. In addition, any agreement related to this Plan and entered into by the Trust on behalf of the Fund in connection therewith shall not take effect until it has been approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust.

         Section 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect for additional periods that shall not exceed one year so long as such continuance is specifically approved by votes of a majority of both (a) the Board of Trustees of the Trust and (b) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on this Plan, provided that payments for services heretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, below, as applicable.

         Section 5. Any person authorized to direct the disposition of monies paid or payable pursuant to this Plan or any related agreement shall provide to the Trust's Board and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         Section 6. Payments with respect to services provided by the Principal Underwriter or others pursuant to Section 2, above, shall be authorized hereunder, whether or not this Plan has been otherwise terminated, if such payments are for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in other respects and if such payment is or has been so approved by the Board, including the Disinterested Trustees, or agreed to on behalf of the Fund with such approval, all subject to such specific implementation as the Board, including the Disinterested Trustees, may approve; provided that, at the time any such payment is made, whether or not this Plan has been otherwise terminated, the making of such payment will not cause the limitation upon such payments set forth in Section 2 to be exceeded. Without limiting the generality of the foregoing, the Trust on behalf of any Fund may pay to, or on the order of, any person who has served from time to time as Principal Underwriter amounts for distribution services pursuant to a principal underwriting agreement or otherwise. Any such principal underwriting agreement may, but need not, provide that such Principal Underwriter may be paid for distribution services to Class B Shares and/or other specified classes of shares of any Fund (together the "B-Class-of-Shares"), a fee which may be designated a Distribution Fee and may be paid at a rate per annum up to .75 % of the average daily net asset value of such B-Class-of-Shares of the Fund and may, but need not, also provide: (i) that a Principal Underwriter will be deemed to have fully earned its "Allocable Portion" of the Distribution Fee upon the sale of the Commission Shares (as defined in the Allocation Schedule) taken into account in determining its Allocable Portion; (ii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that such provision is not a waiver of the Fund's right to pursue such Principal Underwriter and enforce such claims against the assets of such Principal Underwriter other than its right to its Allocable Portion of the Distribution Fee and CDSCs (as defined below); (iii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall not be changed or terminated except to the extent required by any change in applicable law, including without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules of the National Association of Securities Dealers, Inc., in each case enacted or promulgated after May 5, 1997, or in connection with a "Complete Termination" (as hereinafter defined); (iv) that the Trust on behalf of any Fund will not waive or change any contingent deferred sales charge ("CDSC") in respect of the Distributor's Allocable Portion thereof, except as provided in the Fund's prospectus or statement of additional information without the consent of the Principal Underwriter or any assignee of such Principal Underwriter's rights to its Allocable Portion; (v) that the termination of the Principal Underwriter, the principal underwriting agreement or this Plan will not terminate such Principal Underwriter's rights to its Allocable Portion of the CDSCs; and (vi) that any Principal Underwriter may assign its rights to its Allocable Portion of the Distribution Fee and CDSCs (but not such Principal Underwriter's obligations to the Fund under its principal underwriting agreement) to raise funds to make expenditures described in Section 2 above and in connection therewith, and upon receipt of notice of such assignment, the Trust on behalf of any Fund shall pay to the assignee such portion of the Principal Underwriter's Allocable Portion of the Distribution Fee and CDSCs so assigned. For purposes of such principal underwriting agreement, the term Allocable Portion of Distribution Fee as applied to any Principal Underwriter may mean the portion of the Distribution Fee allocable to Distributor Shares in accordance with the "Allocation Schedule" attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term Allocable Portion of CDSCs as applied to any Principal Underwriter may mean the portion of the CDSCs allocable to Distributor Shares in accordance with the Allocation Schedule attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term "Complete Termination" may mean a termination of this Plan involving the cessation of payments of the Distribution Fee thereunder, the cessation of payments of distribution fees pursuant to every other Rule 12b-1 plan of the Fund for every existing or future B-Class-of-Shares and the cessation of the offering by the Fund of existing or future B-Class-of-Shares, which conditions shall be deemed to be satisfied when they are first complied with and so long thereafter as they are complied with prior to the earlier of (i) the date upon which all of the B Shares which are Distributor Shares pursuant to the Allocation Schedule shall have been redeemed or converted or (ii) a specified date, after either of which times such conditions need no longer be complied with. For purposes of such principal underwriting agreement, the term "B-Class-of-Shares" may mean the B Class of Shares of the Fund and each other class of shares of the Fund hereafter issued which would be treated as "Shares" under such Allocation Schedule or which has economic characteristics substantially similar to those of the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of the shares of such classes.

         The parties may agree that the existing C Class of Shares of the Fund does not have substantially similar economic characteristics to the B Classes of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares. For purposes of clarity the parties to such principal underwriting agreement may state that they intend that a new installment load class of shares which may be authorized by amendments to Rule 6(c)-10 under the 1940 Act will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing C Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing C Class of shares of the Fund taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares. For purposes of such principal underwriting agreement, "Allocation Schedule" may mean a schedule which shall be approved by Trustees (as defined below) in connection with their required approval of such principal underwriting agreement as assigning to each Principal Underwriter of Shares the portion of the total Distribution Fee payable by the Trust on behalf of each Fund under such principal underwriting agreement which has been earned by such Principal Underwriter to the extent necessary so that the continued payments thereof if such Principal Underwriter ceases to serve in that capacity does not penalize the Fund by requiring the Trust on behalf of such Fund to pay for services that have not been earned.

         Section 7. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Disinterested Trustees, or by vote of a majority of the Shares of such Fund, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, above, as applicable.

         Section 8. Any agreement of the Trust, with respect to any Fund, related to this Plan shall be in writing and shall provide:

         A. That such agreement may be terminated with respect to any Fund at any time without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of the outstanding Shares of such Fund on not more than sixty days written notice to any other party to the agreement; and

         B. That such agreement shall terminate automatically in the event of its assignment.

         Section 9. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 with respect to a Fund unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of the outstanding Shares of such Fund, and no material amendment to this Plan shall be made unless approved by votes of a majority of
(a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such amendment.



Effective Date: May 15, 2000

                                                          Date: October 1, 2003



                                    EXHIBIT A


                       EVERGREEN SELECT FIXED INCOME TRUST
                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                         Evergreen Limited Duration Fund
                        Evergreen Short Intermediate Fund
                     (formerly Evergreen Fixed Income Fund)
                        Evergreen International Bond Fund

 EXHIBIT (m)(4) -- Distribution Plan Class C shares

                       DISTRIBUTION PLAN OF CLASS C SHARES
                       EVERGREEN SELECT FIXED INCOME TRUST

         SECTION 1. The Evergreen Select Fixed Income Trust (the "Trust") individually and/or on behalf of its series (the "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class C shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of the Shares. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by the Trust on behalf of any Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule, such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as said term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Fund or any other person related to this Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6 hereof, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3 hereof.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by the Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated with respect to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of such Fund's outstanding Shares.

         SECTION 7. Any agreement of the Fund related to this Plan shall be in writing, and shall provide as follows:

         (a) that such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendment is approved by a vote of at least a majority (as defined in the 1940
Act) of each Fund's outstanding Shares, and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.



Effective Date:  May 15, 2000

                                    EXHIBIT A

                                                         As of October 1, 2003

                       EVERGREEN SELECT FIXED INCOME TRUST
                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                         Evergreen Limited Duration Fund
                        Evergreen Short Intermediate Fund
                     (formerly Evergreen Fixed Income Fund)
                        Evergreen International Bond Fund

                                                September 30, 2003


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreen Select Fixed Income Trust
           Global and International Funds
                Evergreen International Bond Fund (the "Fund")
          Post-Effective Amendment No. 27 to Registration Statement on Form N-1A, Nos: 333-36019/811-08365

Ladies and Gentlemen:

     On behalf of the Evergreen Select Fixed Income Trust, a Delaware statutory trust, (the "Registrant"), we submit for filing with this letter, pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of (i) adding Classes A, B and C to Evergreen International Bond Fund, an existing series of the Registrant and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3682.

                                                 Sincerely yours,

                                                 /s/ Maureen E. Towle

                                                 Maureen E. Towle

Enclosure
cc:  David Mahaffey
     Sullivan & Worcester, LLP